REVENUES (Tables)	6 Months Ended
Jun. 30, 2018
Revenue [abstract]
Disclosure of revenues
The following table disaggregates revenues by geographical region:

US$ MILLIONS	For the three-month period ended June 30, 2018	For the six-month period ended June 30, 2018
Australia	$288	$572
Brazil	278	583
United Kingdom	166	325
Colombia	127	171
Canada	47	124
Chile	43	88
United States of America	42	83
Other(1)	53	111
Total	$1,044	$2,057

1.	Includes revenues earned in India, New Zealand, and Peru.
The following table disaggregates revenues by segment:

US$ MILLIONS	For the three-month period ended June 30, 2018	For the six-month period ended June 30, 2018
Utilities	$589	$1,124
Transport	341	680
Energy	114	253
Total	$1,044	$2,057
Substantially all of our partnership’s revenues are recognized over time as services are rendered.